19. Loans and financing (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Remaining amount	R$ 2,252,479
Amount used as at end	R$ 2,252,479
Banco nacional de desenvolvimento economico e social [member]
Disclosure of detailed information about borrowings [line items]
Currency	URTJLP	[1]
Term	July 2022	[1]
Banco nacional de desenvolvimento economico e social [member] | Financing and credit facilities one [member]
Disclosure of detailed information about borrowings [line items]
Currency	TJLP	[2]
Opening date	May 2018	[2]
Term	Mar 2022	[2]
Total amount	R$ 1,090,000	[2]
Remaining amount	1,090,000	[2]
Amount used as at end		[2]
Banco nacional de desenvolvimento economico e social [member] | Financing and Credit Facilities Two [member]
Disclosure of detailed information about borrowings [line items]
Currency	TJLP	[3]
Opening date	May 2018	[3]
Term	Mar 2022	[3]
Total amount	R$ 20,000	[3]
Remaining amount	20,000	[3]
Amount used as at end		[3]
Finame [member] | Financing and Credit Facilities Three [member]
Disclosure of detailed information about borrowings [line items]
Currency	IPCA	[4]
Opening date	Mar 2019	[4]
Term	Mar 2022	[4]
Total amount	R$ 390,000	[4]
Remaining amount	390,000	[4]
Amount used as at end		[4]
BNB [member] | Financing and credit facilities four [member]
Disclosure of detailed information about borrowings [line items]
Currency	IPCA	[5]
Opening date	Jan 2020	[5]
Term	June 2023	[5]
Total amount	R$ 752,479	[5]
Remaining amount	752,479	[5]
Amount used as at end		[5]

[1]	Certain receivables of the Company.
[2]	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of national equipment.
[3]	Investments in social projects within the community.
[4]	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
[5]	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil.